UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     10/08/06
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        148
                                         --------------
Form 13F Information Table Value Total:  $ 2,545,101
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corporation                COM              001765106    29467  1273425 SH       SOLE                  1228026             24650
Abbott Labs                    COM              002824100    48278   994193 SH       SOLE                   959893             26850
Acco Brands Corporation        COM              00081T108    31386  1409971 SH       SOLE                  1348974             26298
Advanced Micro Devices Incorpo COM              007903107    38818  1562074 SH       SOLE                  1494091             40950
Airtran Hldgs Incorporated     COM              00949P108    36832  3712875 SH       SOLE                  3627675             28200
Allstate Corporation           COM              020002101    49160   783672 SH       SOLE                   751573             24499
American Greetings             COM              026375105    19513   843967 SH       SOLE                   825467              3700
American International Group I COM              026874107    44214   667275 SH       SOLE                   645275             16450
Anadarko Petroleum             COM              032511107    94111  2147174 SH       SOLE                  2083224             47200
Analogic Corp                  COM              032657207    11081   215915 SH       SOLE                   211215
Apache Corporation             COM              037411105   102363  1619675 SH       SOLE                  1562175             43300
Apria Healthcare Group         COM              037933108    11724   593900 SH       SOLE                   579800
Archer Daniels Midland         COM              039483102     5644   149002 SH       SOLE                   149002
Ashford Hospitality Tr         COM              044103109     1529   128170 SH       SOLE                   124800              3370
B P Blc                        COM              055622104      307     4688 SH       SOLE                     4688
Bank of America Corp.          COM              060505104    10211   190605 SH       SOLE                   189154              1451
Bank of New York Inc           COM              064057102     9691   274850 SH       SOLE                   274850
Belo Corp.                     COM              080555105    27197  1720250 SH       SOLE                  1643775             48250
Berry Pete Co Cl A             COM              085789105    22032   782400 SH       SOLE                   773500
Black & Decker Corp.           COM              091797100    42380   534085 SH       SOLE                   510245             12500
Bowater Inc                    COM              102183100     7951   386550 SH       SOLE                   386550
Brinks Company                 COM              109696104    36961   696580 SH       SOLE                   678330             15850
Buckeye Technologies Inc       COM              118255108    10746  1264190 SH       SOLE                  1264190
Callaway Golf Co               COM              131193104    12371   943655 SH       SOLE                   924255
Canetic Resources Trust        COM              137513107     1275    74890 SH       SOLE                    73770              1120
Century Aluminum Company       COM              156431108     9673   287450 SH       SOLE                   281450
Checkpoint Software            COM              M22465104      579    30400 SH       SOLE                    25400
Cimarex Energy Co.             COM              171798101    85449  2428220 SH       SOLE                  2349955             42750
Citigroup Incorporated         COM              172967101    47697   960272 SH       SOLE                   926192             25780
Comerica Inc                   COM              200340107     9802   172200 SH       SOLE                   165400               300
Commercial Capital Bancorp     COM              20162L105     8828   553797 SH       SOLE                   553797
Conocophillips                 COM              20825C104    94638  1589754 SH       SOLE                  1535892             40862
Countrywide Financial Corp     COM              222372104      543    15499 SH       SOLE                    15499
Crystal River Capital          COM              229393301     1327    58000 SH       SOLE                    58000
Del Monte Foods                COM              24522P103     7776   744140 SH       SOLE                   724240
Devon Energy Corp.             COM              25179M103   112949  1788577 SH       SOLE                  1726552             47075
Dominion Resources Inc         COM              25746U109    61543   804594 SH       SOLE                   777645             18949
Dover Corp                     COM              260003108     1528    32200 SH       SOLE                    28000
Dow Chemical                   COM              260543103    41498  1064590 SH       SOLE                  1018790             35400
Eagle Hospitality Pptys Trust  COM              26959T102     7146   768410 SH       SOLE                   764610              3800
Education Realty Trust         COM              28140H104     1701   115250 SH       SOLE                   111830              3420
Encore Acquisition Company     COM              29255W100    30126  1237697 SH       SOLE                  1205997              3500
Energen Corp                   COM              29265N108     1800    43000 SH       SOLE                    35500
Ennis Business Forms           COM              293389102     1925    88930 SH       SOLE                    88930
Finish Line Inc.               COM              317923100    14916  1181900 SH       SOLE                  1158000
First Horizon National Corp    COM              320517105     2094    55100 SH       SOLE                    48500
First Source Corp              COM              336901103     7438   251974 SH       SOLE                   249114
First State Bancorp            COM              336453105     9858   379584 SH       SOLE                   379584
Fluor Corp                     COM              343412102    50180   652625 SH       SOLE                   618125             21300
Fortune Brands Inc             COM              349631101    43038   572997 SH       SOLE                   556077             12810
Freddie Mac                    COM              313400301     1061    16000 SH       SOLE                    16000
Gannett Co                     COM              364730101     5980   105225 SH       SOLE                   105225
General Mills Inc.             COM              370334104    22785   402558 SH       SOLE                   385900             11433
Gevity HR Inc                  COM              374393106    10781   473250 SH       SOLE                   463550
Green County Bancshares, Inc.  COM              394361208     1603    43843 SH       SOLE                    43843
Greenbrier Companies Inc       COM              393657101    11406   393180 SH       SOLE                   393180
Hanesbrands Incorporated       COM              410345102     6497   288633 SH       SOLE                   277529              7598
Hanmi Financial Corp           COM              410495105     6901   352100 SH       SOLE                   345300
Hanover Insurance Group, Inc   COM              410867105      402     9000 SH       SOLE                     9000
Helix Energy Solutions         COM              42330P107     5824   174358 SH       SOLE                   167458
Helmerich & Payne Inc          COM              423452101    16247   705470 SH       SOLE                   694770
Hornbeck Offshore Services     COM              440543106     8015   239266 SH       SOLE                   231866
ITLA Capital Corp              COM              450565106     6550   121843 SH       SOLE                   121843
International Paper            COM              460146103     5695   164445 SH       SOLE                   164250               195
JP Morgan Chase                COM              46625H100      954    20325 SH       SOLE                    20325
James River Coal Co.           COM              470355207    11744  1113200 SH       SOLE                  1070875             22800
Johnson & Johnson              COM              478160104    46968   723248 SH       SOLE                   701289             15649
K-Swiss                        COM              482686102     9567   318250 SH       SOLE                   311050
Kaydon Corp                    COM              486587108     8468   228740 SH       SOLE                   226340
Kimberly Clark Corporation     COM              494368103    11839   181142 SH       SOLE                   181069                73
Lincoln Electric Holdings      COM              533900106     6723   123475 SH       SOLE                   121575
Lodgenet Entnment Corp         COM              540211109     3676   194695 SH       SOLE                   194695
Lufkin Inds Inc                COM              549764108     6309   119225 SH       SOLE                   117225
Lyondell Chemical              COM              552078107     1111    43800 SH       SOLE                    36000
MAF Bancorp Inc                COM              55261R108     9947   240916 SH       SOLE                   234916
Manor Care Inc                 COM              564055101      491     9400 SH       SOLE                     6800              2600
Martin Marietta Materials, Inc COM              573284106     7031    83090 SH       SOLE                    80590
McDonald's Corporation         COM              580135101    50335  1286693 SH       SOLE                  1239993             32400
Meadwestvaco Corp.             COM              583334107    39302  1482550 SH       SOLE                  1405325             48200
Mellon Financial Corp          COM              58551A108      587    15000 SH       SOLE                    15000
Merrill Lynch                  COM              590188108    10593   135425 SH       SOLE                   135425
Microsoft Corporation          COM              594918104    36921  1350941 SH       SOLE                  1330623               318
Moneygram Intl Inc             COM              60935Y109    28423   978090 SH       SOLE                   956640             17050
Morgan Stanley                 COM              617446448     1021    14000 SH       SOLE                    14000
Multimedia Games Inc.          COM              625453105      218    24020 SH       SOLE                    24020
Municipal Mtg & Eqty LLC       COM              62624B101      752    26471 SH       SOLE                    26471
National City Corp             COM              635405103      201     5500 SH       SOLE                     5500
National Fuel Gas              COM              636180101    16229   446475 SH       SOLE                   442875
Noble Energy Inc               COM              655044105     3237    71000 SH       SOLE                    58500
Norfolk Southern Corp          COM              655844108    51798  1175880 SH       SOLE                  1128280             35900
Ohio Casualty Corporation      COM              677240103      362    14000 SH       SOLE                    14000
PNC Financial Svcs Group       COM              693475105      724    10000 SH       SOLE                    10000
Parker Hannifin Corp           COM              701094104     7482    96253 SH       SOLE                    94753
Partnerre Ltd                  COM              G6852T105      311     4600 SH       SOLE                     4600
Pentair Inc                    COM              709631105      338    12910 SH       SOLE                    10010
Pfizer Incorporated            COM              717081103     6430   226725 SH       SOLE                   224425              2300
Phelps Dodge Corp              COM              717265102   115302  1361300 SH       SOLE                  1316050             34100
Polaris Industries             COM              731068102    11726   284950 SH       SOLE                   277450
Proctor & Gamble               COM              742718109      497     8017 SH       SOLE                     8017
Qad Inc                        COM              74727D108     4938   611130 SH       SOLE                   611130
Reynolds American Inc          COM              761713106      287     4624 SH       SOLE                     4624
Safeco Corp                    COM              786429100     1243    21100 SH       SOLE                    19500
Sara Lee Corporation           COM              803111103    37170  2313025 SH       SOLE                  2223575             61400
Southwest Airlines             COM              844741108     9760   585850 SH       SOLE                   585850
Southwestern Energy Co         COM              845467109     7003   234450 SH       SOLE                   227550
Sovereign Bancorp              COM              845905108     1983    92200 SH       SOLE                    80000
Steiner Leisure Limited        COM              P8744Y102    10120   240670 SH       SOLE                   240670
Summit Bk Corp Ga              COM              866013105     2510   107400 SH       SOLE                   105127
Tidewater Incorporated         COM              886423102    11076   250640 SH       SOLE                   247840
Trinity Industries Inc         COM              896522109    39659  1232788 SH       SOLE                  1184426             29225
Trizetto Group Inc.            COM              896882107    22993  1518675 SH       SOLE                  1453075             30100
U S Airways Group Inc.         COM              90341W108    14559   328433 SH       SOLE                   293771             27862
UCBH Hldgs Inc                 COM              90262t308     4301   246350 SH       SOLE                   240350
UGI Corp                       COM              902681105     9022   369000 SH       SOLE                   362800
US Bancorp                     COM              902973304    65448  1970130 SH       SOLE                  1898100             52630
Union Pacific Corp             COM              907818108    51702   587528 SH       SOLE                   566568             15435
United Auto Group Inc          COM              909440109     8981   383800 SH       SOLE                   375000
United Fire & Casualty Co.     COM              910331107    12041   384710 SH       SOLE                   375310
Unitedhealth Group Inc.        COM              91324P102    30028   610330 SH       SOLE                   581398             19960
WPS Resources                  COM              92931b106    12867   259260 SH       SOLE                   252560
Wachovia Corporation           COM              929903102      624    11180 SH       SOLE                    11180
Washington Group Int'l         COM              938862208     9160   155622 SH       SOLE                   152422
Washington Mutual              COM              939322103     1288    29620 SH       SOLE                    29620
Wellpoint Inc.                 COM              94973V107     5573    72325 SH       SOLE                    72325
Wells Fargo & Company          COM              949746101    65202  1802160 SH       SOLE                  1737040             47120
Werner Enterprises             COM              950755108    15790   843953 SH       SOLE                   826353
Weyerhaeuser Company           COM              962166104    44792   727964 SH       SOLE                   698640             20650
Whiting Petroleum Corporation  COM              966387102    25081   625470 SH       SOLE                   610170              1900
Windrose Medical Property Tr   COM              973491103     1360    76950 SH       SOLE                    75350              1600
XTO Energy Inc.                COM              98385X106    15704   372750 SH       SOLE                   372750
Royal Bank of Scotland 6.4% Pf PFD              780097796      508    20000 SH       SOLE                    20000
Diamond Hill Select Fund Cl A  TR UNIT          25264S775      465    44790 SH       SOLE                                      44790
Fiduciary Claymore MLP Opport  TR UNIT          31647Q106     1517    78174 SH       SOLE                    60634             17540
Nuveen Preferred & Convert Inc COM SHS          67073D102     2394   174850 SH       SOLE                   171050              3800
Nuveen Quality Pfd Income Fd   COM SHS          67071S101      486    33900 SH       SOLE                    33900
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105     2238   152760 SH       SOLE                   149360              3400
Salomon Bros. Hi Income Fund I COM SHS          794907105      419    40000 SH       SOLE                    40000
Van Kampen Muni Tr SBI         COM SHS          920919107      589    40000 SH       SOLE                    40000
Atlas Pipeline Partners Unit L LTD              049392103     2049    47255 SH       SOLE                    47005               250
Energy Transfer Partners LP    LTD              29273R109     3430    74030 SH       SOLE                    73700               330
Enterprise Products LP         LTD              293792107     1835    68605 SH       SOLE                    68175               430
Inergy L P                     LTD              456615103     1496    54920 SH       SOLE                    54920
Markwest Energy Partners LP    LTD              570759100     1371    27980 SH       SOLE                    27750               230
Pacific Energy Partners LP     LTD              69422R105     1279    36345 SH       SOLE                    35965               380
Plains All American Pipeline L LTD              726503105     1354    29340 SH       SOLE                    29070               270
Teekay LNG Partners            LTD              Y8564M105     1832    60180 SH       SOLE                    59640               540
Teppco Partners L P            LTD              872384102     1503    40460 SH       SOLE                    40180               280
Valero LP                      LTD              91913W104     1411    28211 SH       SOLE                    28021               190

NONE